Segment information	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Segment information
5. Segment information
Description of segment and principal activities
The Group is a diversified natural resource group engaged in exploring, extracting and processing minerals and oil and gas. The Group produces zinc, lead, silver, copper, aluminium, iron ore, oil and gas and commercial power and has a presence across India, South Africa, Namibia, the UAE, Ireland, Australia, Japan, South Korea, Taiwan and Liberia. The Group is also in the business of port operations and manufacturing of glass substrate and steel. The Group has seven

reportable segments: Copper, Zinc India (comprises of zinc and lead India), Zinc International, Aluminium, Power, Iron ore, Oil and Gas and Others. The management of the Group is organized by its main products: copper, Zinc (comprises zinc and lead India, silver India and zinc international), aluminium, iron ore, oil and gas, power and others. ‘Others’ segment mainly comprises of port/berth, steel and glass substrate, ferro alloys and cement business and those segments which do not meet the quantitative threshold for separate reporting. Each of the reportable segments derives its revenues from these main products and hence these have been identified as reportable segments by the Group’s chief operating decision maker (“CODM”).
Segment Revenue, Profit, Assets and Liabilities include the respective amounts identifiable to each of the segments and amount allocated on a reasonable basis. Unallocated expenditure consists of common expenditure incurred for all the segments and expenses incurred at corporate level. The assets and liabilities that cannot be allocated between the segments are shown as unallocated assets and unallocated liabilities, respectively.
The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 3. The reportable segments are the segments of the Group for which separate financial information is available. Earnings Before Interest, Taxes, Depreciation and Amortization, Impairment and other items (“Segment profit or EBITDA”) are evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance and is a non-IFRS
measure. The Group’s financing (including finance and other costs and investment and other income) and income taxes are reviewed on an overall basis and are not allocated to reportable segments.
Transfer prices between operating segments are on arm length basis in a manner similar to transactions with third parties.
The following table presents revenue and profit information and certain assets and liabilities information regarding the Group’s reportable segments for the years ended March 31, 2020, March 31, 2021 and March 31, 2022 and as at March 31, 2021 and March 31, 2022:
a. Year ended March 31, 2020

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Revenue
Sales	90,517	181,590	31,275	265,445	58,599	34,500	126,608	46,912	—	835,446
Inter-segment sales	9	—	—	328	—	130	—	913	(1,380)	—
Segment revenue	90,526	181,590	31,275	265,773	58,599	34,630	126,608	47,825	(1,380)	835,446
Cost of sales and expenses (1)	(93,420)	(94,450)	(27,477)	(245,837)	(42,109)	(26,318)	(53,925)	(43,187)	1,380	(625,343)
Segment profit / (loss)	(2,894)	87,140	3,798	19,936	16,490	8,312	72,683	4,638	—	210,103
Depreciation and amortisation	(1,471)	(22,610)	(6,329)	(17,183)	(5,701)	(2,413)	(40,077)	(4,706)	—	(100,490)
Impairment (Refer Note14)	(6,692)	—	—	—	—	(1,201)	(135,031)	(5,098)	—	(148,022)
Other items*	(2,028)	—	(42)	1,681	—	—	—	—	—	(1,525)

Operating profit / (loss)	(13,085)	64,530	(2,573)	4,434	10,789	4,698	(102,425)	(5,166)	—	(39,934)
Investment and other income										25,714
Finance and other costs										(54,557)

Loss before tax										(68,777)

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	2,192	46,088	7,552	14,187	671	1,081	45,490	2,373		119,668

(1)	Expenses includes Distribution and administrative expenses excluding non cash items disclosed separately.

*
Other items represent provision for receivables from KCM of
₹
 2,070 million, Renewable Power Obligation (RPO) liability reversal of
₹
 1,681 million. Additionally, forex loss on MAT credit entitlements of
₹
 1,136 million which has not been allocated to any segment is included in here.

**	The total of additions includes ₹ 34 million not allocated to any segment. Iron Ore includes acquisition through business combination.
b. Year ended March 31, 2021

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Revenue
Sales	108,879	219,316	27,290	285,756	53,752	44,875	75,308	53,454	—	868,630
Inter-segment sales	18	—	—	686	—	409	—	313	(1,426)	—
Segment revenue	108,897	219,316	27,290	286,442	53,752	45,284	75,308	53,767	(1,426)	868,630
Cost of sales and expenses (1)	(110,650)	(103,116)	(19,190)	(208,919)	(39,682)	(27,108)	(43,142)	(44,634)	1,426	(595,015)
Segment profit / (loss)	(1,753)	116,200	8,100	77,523	14,070	18,176	32,166	9,133	—	273,615
Depreciation and amortisation	(1,533)	(24,617)	(3,211)	(16,926)	(5,749)	(2,208)	(21,274)	(5,660)	—	(81,178)
Asset u nder construction written off (Refer Note 14)	—	—	—	(1,811)	—	—	—	(629)	—	(2,440)
Other items*	(2,086)	—	(40)	950	—	—	—	(2,135)	—	(3,145)

Operating profit / (loss)	(5,372)	91,583	4,849	59,736	8,321	15,968	10,892	709	—	186,852
Investment and other income										32,177
Finance and other costs										(52,955)

Profit before tax										166,074

Assets and liabilities
Assets
Segment assets#	59,570	200,072	60,740	477,070	163,620	33,039	181,108	78,160	—	1,253,379
Financial assets investments										1,532
Deferred tax asset										73,958
Short-term investments										281,775
Cash and cash equivalents (including restricted cash and cash equivalents)										49,563
Income tax assets										27,549
Loans to related party										70,712
Others										12,779

Total assets										1,771,247

Liabilities
Segment liabilities#	43,277	47,217	10,672	156,994	18,405	12,269	111,776	21,126		421,736
Borrowings										569,222
Current tax liabilities										2,792
Deferred tax liabilities										21,894
Others										21,554

Total liabilities										1,037,198

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	622	25,163	3,754	17,135	267	985	15,192	6,019		69,155

(1)	Expenses includes Distribution and administrative expenses excluding non cash items disclosed separately.

*
Other items represent provision for receivables from KCM of
₹
 2,127 million, Renewable Power Obligation (RPO) liability reversal of
₹
 950 million, Costs to be incurred by the Company for obtaining Environment Clearance of
₹
 2,135 million. Additionally, forex gain on MAT credit entitlements of
₹
 166 million which has not been allocated to any segment is included in here.

**	The total of additions includes ₹ 18 million not allocated to any segment. Other segment includes ₹ 3,543 million acquired through business combination.

#	Restated. Refer Note 2(c)
c. Year ended March 31, 2022

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue
Sales	151,511	286,241	44,841	508,091	55,005	62,330	124,301	79,597	—	1,311,917	17,292
Inter-segment sales	—	—	3	718	3,250	1,170	—	118	(5,259)	—	—
Segment revenue	151,511	286,241	44,844	508,809	58,255	63,500	124,301	79,715	(5,259)	1,311,917	17,292
Cost of sales and expenses (1)	(152,642)	(124,621)	(29,501)	(335,435)	(47,439)	(40,830)	(64,415)	(69,332)	5,259	(858,956)	(11,321)
Segment profit/(loss)	(1,131)	161,620	15,343	173,374	10,816	22,670	59,886	10,383	—	452,961	5,971
Depreciation and amortisation	(1,467)	(28,082)	(5,126)	(19,960)	(5,700)	(2,385)	(22,949)	(5,479)	—	(91,148)	(1,201)
Impairment reversal/(charge)**	—	—	—	—	—	—	62,745	—	—	62,745	827
Exploration cost written off**	—	—	—	—	—	—	(26,181)	—	—	(26,181)	(345)
Asset under construction written off**	—	—	—	—	—	—	—	(701)	—	(701)	(9)
Other Items*	(2,126)	(1,342)	(46)	(3,757)	(370)	—	—	(69)	—	(8,049)	(108)

Operating profit/(loss)	(4,724)	132,196	10,171	149,657	4,746	20,285	73,501	4,134	—	389,627	5,135
Investment and other income										19,947	263
Finance and other costs										(49,427)	(651)

Profit before tax										360,147	4,747

Assets and liabilities
Assets
Segment assets	56,569	2,15,297	69,938	535,182	160,665	46,027	262,757	91,395	—	1,437,830	18,951
Financial assets investments										1,472	19
Deferred tax asset										64,537	851
Short-term investments										235,932	3,110
Cash and cash equivalents (including restricted cash and cash equivalents)										91,383	1,205
Income tax assets										27,877	367
Others										70,476	929

Total assets										1,929,507	25,432

Liabilities
Segment liabilities	49,703	50,191	11,594	173,784	17,152	25,171	161,376	26,679		515,650	6,796
Borrowings										530,967	6,999
Current tax liabilities										9,192	121
Deferred tax liabilities										52,988	698
Others										13,588	181

Total liabilities										1,122,385	14,795

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets***	395	38,284	11,037	35,835	1,067	2,965	17,875	12,812	—	120,469	1,588

(1)	Expenses includes Distribution and administrative expenses excluding non cash items disclosed separately.

*
Other items represent provision for receivables from KCM of
₹
 2,172 million ($ 29 million), provision for estimated costs of legacy fly ash utilization and reclamation
₹
 2,877 million ($ 38 million) (refer
N
ote 37(f)), charge for settlement of entry tax dispute under Amnesty Scheme
₹
 1,342 million ($ 18 million), provision for deposit given for inoperable mining project
₹
 1,250 million ($ 16 million) and Costs to be incurred by the Company for obtaining Environment Clearance of
₹
 69 million ($ 1 million). Additionally, forex loss on MAT credit entitlements of
₹
 339 million ($ 4 million) which has not been allocated to any segment is included in here.

**	Refer Note 14B(1) and 14B(2).

***	The total of additions includes ₹ 199 million ($ 3 million) not allocated to any segment.
Geographical Segment Analysis
The Group’s operations are located in India, Namibia, South Africa, UAE, Liberia, Ireland, Australia, South Korea and Taiwan. The following table provides an analysis of the Group’s sales by geographical market irrespective of the origin of the goods:

	Year ended March 31,
	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
India	542,256	536,212	736,192	9,703
Europe	40,224	35,960	210,282	2,772
China	26,942	52,213	96,671	1,274
The United States of America	17,068	11,634	34,871	460
Mexico	6,496	9,318	23,111	305
Malaysia	76,479	71,092	5,480	72
Oth e rs	125,981	152,201	205,310	2,706

	835,446	868,630	1,311,917	17,292
The following is an analysis of the carrying amount of
non-current
assets, excluding deferred tax assets, derivative financial assets, financial asset investments and other non-current
financial assets analysed by the geographical area in
which
the assets are located: —

	As at March 31
	2021	2022	2022
	Carrying amount	Carrying Amount	Carrying Amount
	( ₹ in million)	( ₹ in million)	(US dollars in million)
India	954,629	1,008,838	13,297
South Africa	44,486	51,048	673
Namibia	8,870	9,904	131
Taiwan	10,029	8,928	118
Others	7,883	6,456	85

	1,025,897	1,085,174	14,304

Information about major customer
No single customer has accounted for more than 10% of the Group’s revenue for the year ended March 31, 2022. (March 31, 2020: No Customer and March 31, 2021: Revenue from one customer amounted to
₹
 104,164 million arising from sales made in the Aluminium, zinc and copper segment.)
Disaggregation of Revenue
Below table summarises the disaggregated revenue from contracts with customers: —

	Year ended March 31,
	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil	109,062	64,798	102,751	1,354
Gas	7,945	6,837	17,119	226
Zinc Metal	157,559	166,343	247,092	3,257
Lead Metal	34,702	38,803	42,400	559
Silver Metal & Bars	24,756	43,949	42,151	556
Iron Ore	14,820	21,734	23,538	310
Metallurgical Coke	553	2,565	4,065	54
Pig Iron	22,394	24,249	41,231	543
Copper Products	73,489	102,049	142,812	1,882
Aluminium Products	254,293	283,944	512,535	6,755
Power	44,064	36,509	38,861	512
Steel Products	37,850	39,663	56,977	751
Ferro Alloys	—	2,740	8,300	109
Others	37,465	21,261	31,173	412

Revenue from contracts with customers*	818,952	855,444	1,311,005	17,280
Revenue from contingent rents	16,729	15,147	13,812	182
Loss on provisionally priced contracts under IFRS 9 (Refer Note 6(a))	(12,995)	(1,961)	(12,900)	(170)
JV partner’s share of the exploration costs approved under the OM (Refer Note 6(b))	12,760	—	—	—

Total Revenue	835,446	868,630	1,311,917	17,292

*
Includes

revenues from sale of services aggregating to
₹
 2,159 million,
₹
 2,239 million and
₹
 3,007 million ($ 40 million) for the financial years ended March 31, 2020, March 31, 2021 and March 31, 2022
,
respectively which is recorded over a period of time and the balance revenue is recognised at a point in time.